Borrowings (Details) - Schedule of Current Borrowings - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current borrowings
Current portion of Term loan	$ 160,496,134	$ 171,696,134
Non-current borrowings
Non-current portion of Term loan	1,386,469	1,782,603
Total borrowings	$ 161,882,603	173,478,737
Current portion of Bonds [Member]
Current borrowings
Current portion of Maturity	On demand
Current portion of Term loan	$ 160,100,000	171,300,000
Current portion of Term loan [Member]
Current borrowings
Current portion of Term loan	$ 396,134	396,134
Non-current portion of Term loan [Member]
Non-current borrowings
Non-current portion of Maturity	2028
Non-current portion of Term loan	$ 1,386,469	$ 1,782,603